Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Education — 1.2%
Grand Canyon University, 4.125%, 10/1/24	$2,500	$ 2,454,975
Total Corporate Bonds (identified cost $2,477,500)		$ 2,454,975

Tax-Exempt Municipal Obligations — 104.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$1,085	$ 1,203,070
		$ 1,203,070
Education — 1.0%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$440	$ 431,878
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	1,000	1,046,110
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	265	261,107
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	380	373,065
		$ 2,112,160
Electric Utilities — 2.6%
Michigan Strategic Fund, (DTE Electric Co. Exempt Facilities), (AMT), 3.875% to 6/3/30 (Put Date), 6/1/53	$2,110	$ 2,098,711
West Virginia Economic Development Authority, (Appalachian Power Co.):
3.375% to 6/15/28 (Put Date), 3/1/40	1,250	1,232,688
3.75% to 6/1/25 (Put Date), 12/1/42	2,000	1,994,980
		$ 5,326,379
Escrowed/Prerefunded — 11.0%
Clovis Unified School District, CA, (Election of 2012):
Prerefunded to 8/1/24, 0.00%, 8/1/28	$1,000	$ 842,140
Prerefunded to 8/1/24, 0.00%, 8/1/29	2,395	1,924,406
Prerefunded to 8/1/24, 0.00%, 8/1/30	2,575	1,970,287
Fresno Unified School District, CA, (Election of 2010):
Prerefunded to 8/1/24, 0.00%, 8/1/30	800	601,448
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Fresno Unified School District, CA, (Election of 2010): (continued)
Prerefunded to 8/1/24, 0.00%, 8/1/31	$955	$ 682,911
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/30	2,750	2,782,533
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), Prerefunded to 10/1/24, 5.125%, 10/1/34	1,500	1,506,105
Riverside County Community College District, CA, (Election of 2004):
Prerefunded to 2/1/25, 0.00%, 8/1/29	1,500	1,198,095
Prerefunded to 2/1/25, 0.00%, 8/1/30	1,250	948,850
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue:
Prerefunded to 7/1/25, 4.00%, 7/1/30(2)	2,000	2,013,480
Prerefunded to 7/1/25, 4.00%, 7/1/31(2)	5,680	5,718,283
Prerefunded to 7/1/25, 4.00%, 7/1/32(2)	2,120	2,134,289
		$ 22,322,827
General Obligations — 15.5%
Chicago Board of Education, IL:
5.00%, 12/1/26	$3,000	$ 3,067,920
5.00%, 12/1/27	500	515,600
5.00%, 12/1/30	1,250	1,320,613
Clackamas Community College District, OR:
0.00%, 6/15/28	1,830	1,544,502
0.00%, 6/15/29	1,000	806,460
Illinois:
5.00%, 11/1/29	1,500	1,566,210
5.00%, 5/1/33	3,200	3,202,976
5.00%, 5/1/39	1,165	1,165,687
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	3,624,150
Philadelphia School District, PA, 5.00%, 6/28/24	2,090	2,092,403
Puerto Rico:
5.375%, 7/1/25	682	686,822
5.625%, 7/1/27	2,000	2,080,480
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(2)	10,000	9,938,200
		$ 31,612,023
Hospital — 2.3%
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 5.00% to 11/19/26 (Put Date), 11/15/49	$905	$ 932,883

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	$2,635	$ 2,726,355
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	978,115
		$ 4,637,353
Housing — 3.1%
Connecticut Housing Finance Authority, 1.05%, 5/15/29	$2,000	$ 1,714,940
New York City Housing Development Corp., NY:
3.70% to 12/30/27 (Put Date), 5/1/63	1,500	1,495,170
Sustainable Development Bonds, 4.30% to 11/1/28 (Put Date), 11/1/63	1,000	1,016,970
Virginia Housing Development Authority, 4.10%, 10/1/27	2,000	2,002,640
		$ 6,229,720
Industrial Development Revenue — 19.2%
Boone County, KY, (Duke Energy Kentucky, Inc.), 3.70%, 8/1/27	$750	$ 740,647
Burke County Development Authority, GA, (Georgia Power Co.), 3.80% to 5/21/26 (Put Date), 10/1/32	1,000	1,000,680
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	2,250	2,299,095
Iowa Finance Authority, (Gevo NW Iowa RNG LLC Renewable Natural Gas), Green Bonds, (AMT), (LOC: Citibank N.A.), 3.875% to 4/1/26 (Put Date), 1/1/42	2,000	1,990,300
Iowa Finance Authority, (Iowa Fertilizer Co.), 4.00% to 12/1/32 (Put Date), 12/1/50	1,000	1,029,270
Louisiana Offshore Terminal Authority, (Loop LLC), 4.15%, 9/1/27	1,000	999,270
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	2,395	2,263,658
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.):
Series 2008-1, 4.00%, 6/1/30	3,130	3,088,590
Series 2008-2, 4.00%, 6/1/30	3,000	2,960,310
Michigan Strategic Fund, (Graphic Packaging International LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	2,500	2,489,125
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	1,000	1,019,930
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	4,500	4,443,660
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	1,355	1,367,019
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50(1)	$500	$ 509,785
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	3,000	2,993,400
(AMT), 5.00%, 1/1/31	1,125	1,162,631
Ohio Air Quality Development Authority, (Duke Energy Corp.), 4.00% to 6/1/27 (Put Date), 9/1/30	1,000	997,860
Ohio Air Quality Development Authority, (Pratt Paper LLC), (AMT), 3.75%, 1/15/28(1)	630	623,530
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	2,891,880
Vermont Economic Development Authority, (Casella Waste Systems, Inc.):
(AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	105	104,532
(AMT), 5.00% to 6/1/27 (Put Date), 6/1/52(1)	1,500	1,509,735
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	2,500	2,543,050
		$ 39,027,957
Insured - Electric Utilities — 2.7%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$500	$ 492,880
(NPFG), 5.25%, 7/1/30	5,000	4,922,150
		$ 5,415,030
Insured - General Obligations — 2.6%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	$4,000	$ 3,185,080
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,024,960
		$ 5,210,040
Insured - Hospital — 1.0%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.25%, 11/1/31	$1,750	$ 1,940,960
		$ 1,940,960
Insured - Lease Revenue/Certificates of Participation — 3.8%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$9,095	$ 7,668,813
		$ 7,668,813

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 1.1%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, 1/15/32	$795	$ 912,564
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,340,697
		$ 2,253,261
Lease Revenue/Certificates of Participation — 1.1%
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/32	$675	$ 761,569
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/29	1,375	1,392,504
		$ 2,154,073
Other Revenue — 10.1%
Black Belt Energy Gas District, AL:
4.00% to 12/1/26 (Put Date), 10/1/52	$1,250	$ 1,248,975
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,112,040
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/32	2,000	2,148,720
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,000	1,047,700
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	695	707,079
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/30 (Put Date), 5/1/54	1,370	1,419,210
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,625,750
5.00% to 9/1/31 (Put Date), 5/1/54	2,000	2,118,960
Northern California Energy Authority, 5.00% to 8/1/30 (Put Date), 12/1/54	1,100	1,165,043
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	3,680	3,872,391
Texas Municipal Gas Acquisition and Supply Corp IV, Gas Supply Revenue, 5.50% to 1/1/30 (Put Date), 1/1/54	2,000	2,141,240
		$ 20,607,108
Senior Living/Life Care — 6.8%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$1,360	$ 1,376,402
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	255,117
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/27	250	244,232
5.00%, 12/1/28	250	242,725
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	$135	$ 135,095
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	1,025	998,955
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	300	309,162
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	1,880	1,808,861
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,138,863
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/29	560	554,686
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(1)	510	509,311
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,104,191
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	646,576
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	540	523,924
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,045	1,030,182
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	900	783,540
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/27	500	509,320
5.00%, 5/1/28	750	762,922
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(1)	1,000	955,820
		$ 13,889,884
Special Tax Revenue — 2.5%
Bullhead City, AZ, Excise Taxes Revenue, 1.30%, 7/1/28	$485	$ 431,684
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	400	399,240
Louisiana, Gasoline and Fuels Tax Revenue, (LOC: TD Bank, N.A.), 3.75%, 5/1/43(3)	200	200,000
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	495	492,273
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	895,501
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	2,000,220
Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(1)	790	752,846
		$ 5,171,764

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 1.7%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	$3,000	$ 3,017,010
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	425	422,739
		$ 3,439,749
Transportation — 11.8%
Atlanta, GA, Airport Revenue, Green Bonds, (AMT), 5.00%, 7/1/24	$1,375	$ 1,376,636
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, 1/15/27	2,000	2,129,360
Grand Parkway Transportation Corp., TX:
4.95%, 10/1/29	800	855,888
5.05%, 10/1/30	1,500	1,617,735
5.20%, 10/1/31	2,000	2,168,040
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,470,162
Metropolitan Transportation Authority, NY, 5.00% to 5/15/30 (Put Date), 11/15/45	2,250	2,412,270
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	2,000	2,125,120
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(2)	10,000	9,852,000
		$ 24,007,211
Water and Sewer — 3.5%
Clairton Municipal Authority, PA, Sewer Revenue:
5.00%, 12/1/28(4)	$1,515	$ 1,578,069
5.00%, 12/1/29(4)	550	577,533
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	5,000	5,006,950
		$ 7,162,552
Total Tax-Exempt Municipal Obligations (identified cost $209,137,177)		$211,391,934

Taxable Municipal Obligations — 5.3%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.3%
Atlantic City, NJ, 7.00%, 3/1/28	$1,770	$ 1,815,383
Chicago, IL:
7.375%, 1/1/33	944	990,332
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL: (continued)
7.781%, 1/1/35	$1,675	$ 1,811,579
		$ 4,617,294
Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$ 2,480,200
		$ 2,480,200
Insured - Transportation — 1.8%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$ 3,756,880
		$ 3,756,880
Total Taxable Municipal Obligations (identified cost $10,379,264)		$ 10,854,374
Total Investments — 110.5% (identified cost $221,993,941)		$224,701,283
Other Assets, Less Liabilities — (10.5)%		$(21,316,855)
Net Assets — 100.0%		$203,384,428
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $12,767,323 or 6.3% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(4)	When-issued security.
At April 30, 2024, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	13.7%
New York	11.1%
California	10.2%
Others, representing less than 10% individually	63.9%

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2024
Portfolio of Investments (Unaudited) — continued

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2024, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 5.1% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
The Trust did not have any open derivative instruments at April 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,454,975	$ —	$ 2,454,975
Tax-Exempt Municipal Obligations	—	211,391,934	—	211,391,934
Taxable Municipal Obligations	—	10,854,374	—	10,854,374
Total Investments	$ —	$224,701,283	$ —	$224,701,283
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semi-annual or annual report to shareholders.